Schedule of Convertible Promissory Notes (Details) - USD ($)	1 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2024
Short-Term Debt [Line Items]
Note converted to stock - paid in full	$ (1,500,000)
Convertible Promissory Notes [Member]
Short-Term Debt [Line Items]
Principal balance		$ 1,500,000
Note converted to stock - paid in full		(1,500,000)
Convertible Note issued in settlement to Bigger Capital		5,250,000
Principal balance		$ 5,250,000